Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 15,309	$ 9,252
Additions		7,827
Disposals		(1,634)
Foreign exchange	245	(136)
Ending balance	15,554	15,309
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,944	1,809
Depreciation	487	1,779
Disposals		(1,606)
Foreign exchange	34	(38)
Ending balance	2,465	1,944
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,365
Ending balance	13,089	13,365
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,144	9,085
Additions		7,826
Disposals		(1,634)
Foreign exchange	242	(133)
Ending balance	15,386	15,144
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,832	1,752
Depreciation	473	1,723
Disposals		(1,606)
Foreign exchange	31	(37)
Ending balance	2,336	1,832
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,312
Ending balance	13,050	13,312
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	165	167
Additions		1
Foreign exchange	3	(3)
Ending balance	168	165
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	112	57
Depreciation	14	56
Foreign exchange	3	(1)
Ending balance	129	112
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	53
Ending balance	$ 39	$ 53